Document and Entity Information	Apr. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	814-00866
Entity Registrant Name	MONROE CAPITAL CORPORATION
Entity Central Index Key	0001512931
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	27-4895840
Entity Address, Address Line One	155 North Wacker Drive
Entity Address, Address Line Two	Floor 35
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MRCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false